Equity (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity
Number of shares subscribed	4,530,701	3,000,000
Par value per share	€ 1.00
Subscribed capital	€ 4,530,701
Issue of equity	90,844,618	€ 100,000
Gross IPO proceeds	90,844,618	€ 100,000
share issue related cost	10,060,936
IPO costs	3,591,465
Share Issue related cost prior year classified as operating activities	€ 6,469,471
Initial Public Offering and Private Placement
Equity
Par value per share	€ 1.00
Issue of equity	€ 1,530,701
Gross IPO proceeds	80,783,682
Amount Exceeding Share of Capital Stock	€ 79,252,981